Financial Instruments - Reconciliation for Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ 585,543
Balance as of December 31	523,887	$ 585,543
Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	30,832
Balance as of December 31	2,654	30,832
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	27,383	40,911
Gains on financial liabilities at FVTPL	(25,022)	(13,528)
Balance as of December 31	2,361	27,383
Earnout liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	16,380
Balance as of December 31	1,411	16,380
Earnout liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	16,380	24,147
Gains on financial liabilities at FVTPL	(14,969)	(7,767)
Balance as of December 31	1,411	16,380
Earn-in liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	9,079
Balance as of December 31	782	9,079
Earn-in liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	9,079	13,384
Gains on financial liabilities at FVTPL	(8,297)	(4,305)
Balance as of December 31	782	9,079
Warrant liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	5,373
Balance as of December 31	461	5,373
Warrant liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	1,924	3,380
Gains on financial liabilities at FVTPL	(1,756)	(1,456)
Balance as of December 31	$ 168	$ 1,924